Consolidated Statements of Operations and Comprehensive Loss (Unaudited) - USD ($) shares in Thousands, $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021
Revenues
Revenues	$ 162,192	$ 159,009	$ 492,224	$ 440,203
Cost of revenues
Cost of revenues	91,443	90,821	284,405	253,168
Gross profit	70,749	68,188	207,819	187,035
Operating expenses
Research and development, net	23,145	22,645	71,489	65,683
Selling, general and administrative	63,230	67,462	195,085	184,353
Total operating expenses	86,375	90,107	266,574	250,036
Operating loss	(15,626)	(21,919)	(58,755)	(63,001)
Gain from deconsolidation of subsidiary	39,136		39,136
Financial income (expense), net	452	(634)	(2,080)	(1,383)
Income (loss) before income taxes	23,962	(22,553)	(21,699)	(64,384)
Income tax expense (benefit)	3,298	(699)	2,796	6,009
Share in profit (losses) of associated companies	(1,915)	3,778	(2,089)	1,229
Net income (loss)	$ 18,749	$ (18,076)	$ (26,584)	$ (57,146)
Net income (loss) per share - basic and diluted (in Dollars per share)	$ 0.28	$ (0.28)	$ (0.4)	$ (0.91)
Weighted average ordinary shares outstanding - basic (in Shares)	66,772	65,018	66,356	62,888
Weighted average ordinary shares outstanding - diluted (in Shares)	67,038	65,018	66,356	62,888
Comprehensive income (loss)
Net income (loss)	$ 18,749	$ (18,076)	$ (26,584)	$ (57,146)
Other comprehensive income (loss), net of tax:
Foreign currency translation adjustments	(1,598)	(2,247)	(5,089)	(2,105)
Unrealized gains (losses) on derivatives designated as cash flow hedges	729	578	(363)	2,579
Other comprehensive income (loss), net of tax	(869)	(1,669)	(5,452)	474
Comprehensive income (loss)	17,880	(19,745)	(32,036)	(56,672)
Products
Revenues
Revenues	112,133	108,888	340,927	299,517
Cost of revenues
Cost of revenues	55,916	54,820	176,421	151,471
Services
Revenues
Revenues	50,059	50,121	151,297	140,686
Cost of revenues
Cost of revenues	$ 35,527	$ 36,001	$ 107,984	$ 101,697